Comparative information 2021 - Summary of supplementary insurance information for insurance companies (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs						€ 10,070
Future policy benefits						378,907
Unearned premiums						6,548
Other policy claims and benefits						3,062
Premium revenue						15,444
Investment income		€ 5,995	[1]	€ 5,490	[1]	6,967
Benefits, claims and losses						21,460
Amortization of deferred policy acquisition costs						899
Other operating expenses		2,961		2,712		5,085
Premiums written						11,926
Americas [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs						8,648
Future policy benefits						192,099
Unearned premiums						6,335
Other policy claims and benefits						1,934
Premium revenue						8,190
Investment income		3,461	[1]	3,365	[1]	2,909
Benefits, claims and losses						10,111
Amortization of deferred policy acquisition costs						741
Other operating expenses		2,148		1,916		3,003
Premiums written						5,023
The Netherlands [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs						235
Future policy benefits						67,226
Unearned premiums						50
Other policy claims and benefits						1,019
Premium revenue						1,713
Investment income						2,088
Benefits, claims and losses						3,249
Other operating expenses						806
Premiums written						1,614
United Kingdom [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs						796
Future policy benefits						111,458
Premium revenue						4,616
Investment income		2,362	[1]	1,940	[1]	1,691
Benefits, claims and losses						7,343
Amortization of deferred policy acquisition costs						96
Other operating expenses		353		287		523
Premiums written						4,419
International [Member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs						391
Future policy benefits						9,735
Unearned premiums						163
Other policy claims and benefits						110
Premium revenue						924
Investment income		86	[1]	187	[1]	298
Benefits, claims and losses						757
Amortization of deferred policy acquisition costs						62
Other operating expenses		93		103		345
Premiums written						870
Asset management [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Investment income	[1]	2
Other operating expenses		440		437		411
Holding and other activities [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Investment income		90	[1]	2	[1]	(4)
Other operating expenses		85		155		180
Elimination [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Future policy benefits						(1,611)
Investment income		(6)	[1]	(5)	[1]	(15)
Other operating expenses		€ (158)		€ (187)		€ (183)

[1]	Sum of Interest revenue on financial instruments calculated using the effective interest method, Interest revenue on financial instruments measured at FVPL and Other investment income.